Shareholders' equity: - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in share capital
Balance at the beginning	$ 292,029	$ 147,115
Issued in connection with the Offering	164,516	209,729
Balance at the end	$ 391,012	$ 292,029
Share capital
Changes in issued and outstanding common shares
Balance at the beginning	106,390,361	78,337,361
Issued in connection with the Offering	19,021,622	28,000,000
Issued upon stock options exercises	1,155,138	53,000
Balance at the end	126,567,121	106,390,361
Changes in share capital
Balance at the beginning	$ 799,391	$ 575,286
Issued in connection with the Offering	175,950	224,000
Issued upon stock options exercises	1,979	105
Balance at the end	$ 977,320	$ 799,391